CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 93,831	$ 181,275	$ 197,919
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation	695	728	623
Share-based compensation expenses	11,131	16,569	23,600
Change in allowance for credit losses of trade receivable	454	572	1,020
Loss on marketable securities, net	15	167	0
Finance expenses (income), net	498	(4,401)	(4,714)
Deferred income tax assets, net	2,928	(55,179)	(184)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable (including non-current)	(7,452)	5,949	(16,084)
Increase in other receivables	(3,678)	(5,698)	(2,224)
Increase in inventories	(14,502)	(14,453)	(5,198)
Increase (decrease) in accounts payable	4,129	(184)	(2,276)
Increase (decrease) in other liabilities (including non-current)	2,163	1,917	(12,588)
Increase (decrease) in contract liabilities (including non-current)	(4,955)	5,402	(3,068)
Net cash provided by operating activities	85,257	132,664	176,826
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(292,637)	(168,187)	(233,241)
Proceeds from short-term deposits	293,076	218,740	85,090
Purchase of fixed assets	(972)	(669)	(705)
Other investments	0	0	(100)
Purchase of marketable securities	(20,877)	(336,221)	(245,337)
Proceeds from sale of marketable securities	17,214	90,754	5,000
Proceeds from maturity of marketable securities	190,228	357,789	253,229
Net cash provided by (used in) investing activities	186,032	162,206	(136,064)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of ordinary shares	(127,444)	(285,385)	0
Exercise of options	1,385	2,614	5,504
Net cash provided by (used in) financing activities	(126,059)	(282,771)	5,504
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	1,984	(1,181)	605
NET INCREASE IN CASH AND CASH EQUIVALENTS	147,214	10,918	46,871
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	155,329	144,411	97,540
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	302,543	155,329	144,411
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Income taxes paid	14,867	17,691	31,614
Interest received	20,987	27,693	14,219
NON-CASH ACTIVITIES
Recognition of operating lease right-of-use assets and liabilities	3,143	1,259	5,200
Exercise of options	$ 122	$ 49	$ 20